GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS--Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 57,500	$ 62,978	$ 0	$ 57,520
Intangible assets amortization		9,839	11,126	$ 9,671
Bank lines of credit credit		$ 23,030	$ 0
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method		accelerated basis
Estimated weighted average life (in years)		6 years 2 months 12 days
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method		straight-line basis
Estimated weighted average life (in years)		11 years
Finite-lived Intangible Assets Acquired	$ 39,400